Related Parties Related Party Debt - Hana Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Aug. 01, 2024
Related Party Transactions
Short-term debt, related parties	$ 19,973,000		$ 1,442,500
Liminatus Pharma, LLC
Related Party Transactions
Short-term debt, related parties	19,973,000	$ 16,050,000
Related party
Related Party Transactions
Short-term debt, related parties	19,973,000		1,442,500
Related party | Liminatus Pharma, LLC
Related Party Transactions
Short-term debt, related parties	19,973,000	16,050,000
Related party | Hana Loans
Related Party Transactions
Short-term debt, related parties	850,000		$ 50,000	$ 850,000
Debt interest rate				6.00%
Related party | Hana Loans | Liminatus Pharma, LLC
Related Party Transactions
Short-term debt, related parties	850,000	0		$ 900,000
Debt interest rate				6.00%
Interest expense relating to loan		$ 0
Related party | Hana Loans | Maximum | Liminatus Pharma, LLC
Related Party Transactions
Interest expense relating to loan	$ 100,000